Employee Benefit Plans - Funded Status (Details) (Calc 2) - EUR (€)	Dec. 31, 2018	Dec. 31, 2017
SurplusDeficitInPlanAbstract
Non-current provisions for employee benefits	€ 551,930,000	€ 530,559,000